Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	Communications — 6.0%
2,435	Alphabet, Inc. - Class C*	$2,968,265
56,830	Comcast Corp. - Class A	2,561,896
16,269	GrubHub, Inc.*	914,481
		6,444,642
	Consumer Discretionary — 13.5%
1,866	Amazon.com, Inc.*	3,239,208
6,067	Cintas Corp.	1,626,563
19,441	Hasbro, Inc.	2,307,452
19,471	Live Nation Entertainment, Inc.*	1,291,706
5,296	O'Reilly Automotive, Inc.*	2,110,509
38,762	TJX Cos., Inc.	2,160,594
19,657	VF Corp.	1,749,276
		14,485,308
	Consumer Staples — 6.9%
6,482	Clorox Co.	984,421
17,971	Coca-Cola Co.	978,341
3,487	Costco Wholesale Corp.	1,004,640
9,928	Estee Lauder Cos., Inc. - Class A	1,975,176
16,797	Lamb Weston Holdings, Inc.	1,221,478
7,871	McCormick & Co., Inc.	1,230,237
		7,394,293
	Energy — 0.8%
66,551	Marathon Oil Corp.	816,581
	Financials — 15.4%
11,396	Aon PLC[1]	2,205,924
43,101	Ares Management Corp. - Class A	1,155,538
7,150	Berkshire Hathaway, Inc. - Class B*	1,487,343
15,329	First Republic Bank	1,482,314
25,415	JPMorgan Chase & Co.	2,991,091
15,514	Reinsurance Group of America, Inc.	2,480,378
18,497	Visa, Inc. - Class A	3,181,669
33,122	Zions Bancorporation	1,474,592
		16,458,849
	Health Care — 17.7%
20,878	Abbott Laboratories	1,746,862

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
21,804	Alcon, Inc.*,1	$1,270,955
18,902	Baxter International, Inc.	1,653,358
8,815	Bio-Techne Corp.	1,724,831
38,537	Catalent, Inc.*	1,836,673
13,894	Danaher Corp.	2,006,711
1,836	Mettler-Toledo International, Inc.*	1,293,278
20,255	Novartis A.G. - ADR[1]	1,760,160
5,844	Thermo Fisher Scientific, Inc.	1,702,182
9,312	UnitedHealth Group, Inc.	2,023,684
15,759	Zoetis, Inc.	1,963,414
		18,982,108
	Industrials — 7.6%
12,751	Amphenol Corp. - Class A	1,230,471
2,891	Boeing Co.	1,099,939
10,221	Honeywell International, Inc.	1,729,393
26,799	Quanta Services, Inc.	1,013,002
13,681	Republic Services, Inc.	1,184,091
5,223	Roper Technologies, Inc.	1,862,522
		8,119,418
	Materials — 5.4%
14,397	Avery Dennison Corp.	1,635,067
19,426	FMC Corp.	1,703,272
13,330	Franco-Nevada Corp.[1]	1,215,163
14,166	Ingevity Corp.*	1,201,843
		5,755,345
	Technology — 22.6%
6,968	Adobe Systems, Inc.*	1,924,910
10,402	Apple, Inc.	2,329,736
40,740	FLIR Systems, Inc.	2,142,517
21,149	Guidewire Software, Inc.*	2,228,682
31,561	IHS Markit Ltd.*,1	2,110,800
99,389	Marvell Technology Group Ltd.[1]	2,481,743
26,339	Microchip Technology, Inc.	2,447,156
32,863	Microsoft Corp.	4,568,943
6,888	S&P Global, Inc.	1,687,422
3,626	ServiceNow, Inc.*	920,460

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Technology (Continued)
6,552	Zebra Technologies Corp. - Class A*	$1,352,136
		24,194,505
	Total Common Stocks
	(Cost $78,575,484)	102,651,049

Principal Amount
	SHORT-TERM INVESTMENTS — 4.2%
$4,473,455	UMB Money Market Fiduciary, 0.25%[2]	$4,473,455
	Total Short-Term Investments
	(Cost $4,473,455)	4,473,455
	TOTAL INVESTMENTS — 100.1%
	(Cost $83,048,939)	107,124,504
	Liabilities in Excess of Other Assets — (0.1)%	(100,335)
	TOTAL NET ASSETS — 100.0%	$107,024,169

ADR –	American Depository Receipt
PLC –	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
See Accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.4%
	Communications — 0.4%
86,370	Quotient Technology, Inc.*	$675,413
	Consumer Discretionary — 8.4%
10,334	Foot Locker, Inc.	446,015
12,652	Gentherm, Inc.*	519,807
17,372	Huron Consulting Group, Inc.*	1,065,598
59,764	Jack in the Box, Inc.	5,445,696
34,290	Papa John's International, Inc.	1,795,082
139,462	Quanex Building Products Corp.	2,521,473
132,383	Red Lion Hotels Corp.*	857,842
		12,651,513
	Consumer Staples — 6.2%
304,066	Hain Celestial Group, Inc.*	6,529,818
49,227	TreeHouse Foods, Inc.*	2,729,637
		9,259,455
	Energy — 6.9%
139,299	C&J Energy Services, Inc.*	1,494,678
30,268	EnerSys	1,995,872
39,992	Helmerich & Payne, Inc.	1,602,480
63,344	PDC Energy, Inc.*	1,757,796
22,945	World Fuel Services Corp.	916,423
235,552	WPX Energy, Inc.*	2,494,496
		10,261,745
	Financials — 24.7%
49,756	Chimera Investment Corp. - REIT	973,227
75,874	Columbia Property Trust, Inc. - REIT	1,604,735
31,570	Community Bank System, Inc.	1,947,553
20,423	Cousins Properties, Inc. - REIT	767,701
26,937	Empire State Realty Trust, Inc. - Class A - REIT	384,391
41,660	Enterprise Financial Services Corp.	1,697,645
205,735	Equity Commonwealth - REIT	7,046,424
55,207	First Busey Corp.	1,395,633
60,577	Healthcare Trust of America, Inc. - Class A - REIT	1,779,752
39,544	IBERIABANK Corp.	2,987,154
111,065	Investors Bancorp, Inc.	1,261,698
37,673	Lakeland Financial Corp.	1,656,859
61,310	National Bank Holdings Corp. - Class A	2,096,189

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Financials (Continued)
21,074	Pebblebrook Hotel Trust - REIT	$586,279
109,967	Physicians Realty Trust - REIT	1,951,914
32,669	Renasant Corp.	1,143,742
50,000	Seacoast Banking Corp. of Florida*	1,265,500
149,877	Umpqua Holdings Corp.	2,466,975
66,192	United Community Banks, Inc.	1,876,543
56,021	WesBanco, Inc.	2,093,505
		36,983,419
	Health Care — 8.8%
51,627	AngioDynamics, Inc.*	950,969
87,939	Chembio Diagnostics, Inc.*	538,187
83,666	Hanger, Inc.*	1,705,113
8,259	ICU Medical, Inc.*	1,318,136
39,422	Magellan Health, Inc.*	2,448,106
29,943	Natus Medical, Inc.*	953,385
99,470	Orthofix Medical, Inc.*	5,273,900
		13,187,796
	Industrials — 8.1%
42,066	Astec Industries, Inc.	1,308,253
53,742	AZZ, Inc.	2,341,001
34,133	Columbus McKinnon Corp.	1,243,465
14,320	FARO Technologies, Inc.*	692,372
32,791	Granite Construction, Inc.	1,053,575
6,550	ITT, Inc.	400,794
23,922	Regal Beloit Corp.	1,742,718
68,348	SPX Corp.*	2,734,603
42,657	Sterling Construction Co., Inc.*	560,940
		12,077,721
	Materials — 8.8%
66,842	Coeur Mining, Inc.*	321,510
21,785	Compass Minerals International, Inc.	1,230,635
97,192	Ferro Corp.*	1,152,697
204,163	Innophos Holdings, Inc.	6,627,131
142,595	PH Glatfelter Co.	2,194,537
55,166	Silgan Holdings, Inc.	1,656,911
		13,183,421

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Technology — 13.8%
212,199	Conduent, Inc.*	$1,319,878
9,479	CSG Systems International, Inc.	489,875
348,248	FireEye, Inc.*	4,645,628
19,284	FLIR Systems, Inc.	1,014,146
68,823	Maxar Technologies, Inc.	523,055
199,063	NCR Corp.*	6,282,428
11,229	Plexus Corp.*	701,925
116,858	Progress Software Corp.	4,447,615
112,861	Sierra Wireless, Inc.*,1	1,207,613
		20,632,163
	Utilities — 4.3%
13,013	ALLETE, Inc.	1,137,466
32,099	California Water Service Group	1,699,000
16,843	Connecticut Water Service, Inc.	1,180,021
31,855	New Jersey Resources Corp.	1,440,483
17,852	PNM Resources, Inc.	929,732
		6,386,702
	Total Common Stocks
	(Cost $132,032,968)	135,299,348

Principal Amount
	SHORT-TERM INVESTMENTS — 9.8%
$14,711,807	UMB Money Market Fiduciary, 0.25%[2]	$14,711,807
	Total Short-Term Investments
	(Cost $14,711,807)	14,711,807
	TOTAL INVESTMENTS — 100.2%
	(Cost $146,744,775)	150,011,155
	Liabilities in Excess of Other Assets — (0.2)%	(231,137)
	TOTAL NET ASSETS — 100.0%	$149,780,018

REIT –	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
See Accompanying Notes to Schedule of Investments.